Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–149.24%(a)
Alabama–1.53%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$25	$24,671
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,300	1,402,438
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	925	987,286
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	905	941,307
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2024 A, RB	5.00%	11/01/2035	1,535	1,603,265
Series 2025 A, RB(b)	5.00%	06/01/2035	1,015	1,038,287
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,320	1,403,760
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	754	764,539
				8,165,553
Alaska–0.55%
Municipality of Anchorage; Series 2025, RB (INS - AGI)(d)(e)(f)	5.25%	02/01/2050	2,500	2,617,111
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	395	336,217
				2,953,328
Arizona–3.18%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,090	1,089,956
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	230	229,583
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2048	1,000	1,031,278
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,189,026
Series 2017, Ref. RB	5.00%	11/15/2045	835	640,279
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	681,918
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	508,840
Series 2021, RB(c)	4.00%	07/01/2051	875	708,848
Mesa (City of), AZ Utility System Revenue; Series 2025, RB (INS - BAM)(e)(f)	5.00%	07/01/2046	2,850	2,989,871
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	340	297,315
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,125	1,072,247
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.00%	01/01/2048	3,065	3,224,585
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	3,170	3,346,220
				17,009,966
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	515	518,384
California–23.96%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	3,570	2,625,292
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2036	5,770	4,059,995
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	1,390	1,384,286
Series 2009, GO Bonds(g)	0.00%	08/01/2031	2,680	2,319,395
California (State of);
Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	1,590	1,250,643
Series 2025, GO Bonds(f)	5.00%	03/01/2055	3,075	3,241,803
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	$960	$1,020,671
Series 2024, RB(b)	5.00%	04/01/2032	1,350	1,432,511
Series 2024, RB(b)	5.00%	10/01/2032	1,155	1,204,530
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,115	1,019,897
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	15	15,000
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,540	257,021
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, Ref. RB	4.00%	06/01/2050	3,935	3,528,984
California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	5	4,474
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(f)(h)	5.00%	07/01/2036	1,720	1,791,289
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB(b)(f)(h)	5.00%	07/01/2033	3,340	3,477,208
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(e)	4.00%	05/15/2046	500	476,779
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2047	1,035	1,037,790
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $241,522)(c)(i)(j)	5.00%	08/01/2039	240	180,889
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(d)	5.00%	07/01/2027	255	255,152
Series 2012, RB(c)(d)	5.00%	07/01/2030	200	200,115
Series 2012, RB(c)(d)	5.00%	07/01/2037	2,060	2,060,224
Series 2012, RB(c)(d)	5.00%	11/21/2045	2,420	2,420,268
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(c)	5.25%	12/01/2056	950	950,012
California Enterprise Development Authority; Series 2025, RB(f)	5.50%	11/01/2059	5,610	6,058,516
California Health Facilities Financing Authority; Series 2025, RB(f)(k)	5.00%	08/15/2051	3,995	4,194,504
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2029	695	638,539
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	790	589,943
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2040	4,685	2,747,541
Series 2009, GO Bonds(g)	0.00%	08/01/2041	4,965	2,771,103
Series 2009, GO Bonds(g)	0.00%	08/01/2042	5,265	2,784,807
Series 2009, GO Bonds(g)	0.00%	08/01/2043	3,460	1,732,556
Series 2009, GO Bonds(g)	0.00%	08/01/2044	4,825	2,275,842
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	1,775	1,526,029
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	1,980	1,645,399
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,355	135,495
Los Angeles (City of), CA Department of Airports; Series 2021, Ref. RB(b)(d)(h)	5.00%	11/15/2031	5	5,508
Los Angeles County Public Works Financing Authority;
Series 2025, RB(f)	5.25%	12/01/2050	1,835	1,982,705
Series 2025, RB(f)	5.25%	12/01/2054	680	728,990
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2034	1,985	1,522,896
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(e)(g)	0.00%	08/01/2029	3,955	3,595,333
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,645	3,261,744
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center); Series 2025, RB	5.50%	05/01/2055	1,950	2,093,439
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,875	2,714,208
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2036	4,025	2,846,333
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2037	1,590	1,075,975
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2027	4,005	3,888,068
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	5,000	4,325,774
Regents of the University of California Medical Center;
Series 2022 P, RB	4.00%	05/15/2053	5,110	4,745,658
Series 2022 P, RB	3.50%	05/15/2054	1,845	1,485,974
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	$1,885	$1,774,077
Series 2025, RB(d)(f)(k)	5.00%	07/01/2048	2,300	2,349,507
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(d)	5.00%	05/01/2038	645	669,585
Series 2025, RB(d)	5.50%	05/01/2055	2,340	2,483,689
Series 2026 A, Ref. RB(d)	5.50%	05/01/2056	1,570	1,673,089
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(e)(g)	0.00%	09/01/2030	3,300	2,956,660
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,295	1,260,442
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	15,570	12,883,929
Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	5,725	4,568,035
				128,206,120
Colorado–6.22%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	4.25%	12/01/2043	2,250	2,251,874
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	790	783,308
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	903,185
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,580	1,579,971
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	630	621,797
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,555	1,575,800
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,395,379
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(c)	5.00%	04/01/2035	1,150	1,244,757
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	492,224
Colorado Springs (City of), CO; Series 2024, RB(f)	5.25%	11/15/2053	5,000	5,296,245
Colorado State University Research Foundation (The Prospect); Series 2025 A, RB(c)	5.38%	03/01/2055	1,000	985,177
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(g)	0.00%	12/01/2033	1,560	938,855
Denver (City & County of), CO;
Series 2018 A, Ref. RB(d)	5.25%	12/01/2048	1,635	1,655,621
Series 2025, RB(d)(f)	5.00%	11/15/2047	5,065	5,188,276
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	435	389,690
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	639	628,829
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	680	705,564
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	506,630
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	407,154
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	920	921,836
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	507,455
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	740	760,018
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	330	330,615
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	1,295	1,296,992
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	470	364,206
Series 2021 A-2, RB(l)	4.50%	12/01/2041	1,950	1,536,532
				33,267,990
District of Columbia–3.83%
District of Columbia; Series 2025, RB(f)	5.25%	05/01/2048	5,030	5,344,218
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	561,143
District of Columbia Water & Sewer Authority; Series 2024 B, Ref. VRD RB(m)	2.05%	10/01/2054	1,000	1,000,000
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,095	2,846,885
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,397,408
Washington Metropolitan Area Transit Authority;
Series 2025 A, RB(f)(k)	5.25%	07/15/2055	1,930	2,025,398
Series 2025, RB(f)(k)	5.25%	07/15/2053	6,995	7,307,641
				20,482,693
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–14.15%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	$1,075	$904,912
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	475	415,872
Broward (County of), FL;
Series 2019 A, RB(d)	4.00%	10/01/2049	695	626,396
Series 2019 A, RB(d)	5.00%	10/01/2049	1,325	1,334,578
Series 2022 A, RB	4.00%	10/01/2047	2,150	2,083,752
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,310	2,044,803
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(e)	5.50%	03/01/2043	1,450	1,573,172
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,385	1,218,639
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,135	1,152,816
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(d)(i)	12.00%	07/15/2028	675	189,000
Series 2024, Ref. RB (Acquired 04/26/2024-02/11/2025; Cost $1,727,858) (INS - AGI)(d)(e)(j)	5.00%	07/01/2044	1,680	1,657,272
Series 2024, Ref. RB (Acquired 04/02/2025-06/27/2025; Cost $3,406,205) (INS - AGI)(d)(e)(j)	5.25%	07/01/2053	3,410	3,386,876
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $763,512)(d)(j)	5.50%	07/01/2053	750	532,500
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	2,305	2,478,569
Greater Orlando Aviation Authority;
Series 2017 A, RB(d)	5.00%	10/01/2052	485	485,748
Series 2024, RB(d)	5.25%	10/01/2048	1,535	1,609,894
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(d)	5.00%	10/01/2048	2,300	2,307,407
Hillsborough (County of), FL Industrial Development Authority; Series 2025, RB(f)	5.50%	11/15/2054	3,075	3,272,882
Jacksonville (City of), FL; Series 2025, RB(f)	5.50%	10/01/2053	5,035	5,378,416
JEA Water & Sewer System; Series 2025, RB(f)	5.25%	10/01/2055	1,535	1,620,905
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	855	873,659
Series 2020 A, Ref. RB	5.75%	08/15/2050	1,000	998,509
Series 2020 A, Ref. RB	5.75%	08/15/2055	270	264,980
Lee (County of), FL; Series 2026 A-1, RB(d)	5.50%	10/01/2056	2,495	2,612,049
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(d)	5.00%	10/01/2040	1,660	1,683,084
Series 2021, RB	4.00%	10/01/2051	2,375	2,165,998
Series 2022 A, Ref. RB(d)	5.25%	10/01/2052	1,185	1,206,298
Series 2023 A, Ref. RB(d)	5.00%	10/01/2047	770	782,742
Series 2025 A, RB(d)	5.50%	10/01/2055	410	431,211
Series 2025, RB(f)	5.00%	07/01/2052	2,215	2,273,866
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	2,305	2,159,368
Subseries 2021 B-1, Ref. RB(d)	4.00%	10/01/2050	980	860,118
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,500	2,501,534
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB(f)	5.00%	10/01/2055	2,185	2,255,562
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	1,535	1,597,087
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2044	1,000	409,830
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2048	1,500	466,433
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2051	600	154,454
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	430	103,986
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	365	78,733
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center); Series 2025, RB	5.25%	11/01/2055	830	836,078
Palm Coast (City of), FL utility Revenue; Series 2026, RB(f)	5.00%	10/01/2056	9,550	9,869,860
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,255	1,090,625
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	765	693,306
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,231,850
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	5,270	1,656,289
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB(h)	6.00%	10/01/2029	2,000	2,191,218
				75,723,136
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–1.99%
Atlanta (City of), GA; Series 2025 B, Ref. RB	5.50%	07/01/2050	$2,000	$2,154,947
Cartersville (City of), GA; Series 2026, RB	5.00%	06/01/2056	2,030	2,115,228
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	995	1,029,601
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,165	1,180,671
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,145	1,147,411
Series 2024 B, RB(b)	5.00%	03/01/2032	1,540	1,660,279
Series 2024 E, RB(b)	5.00%	12/01/2032	1,300	1,379,665
				10,667,802
Hawaii–1.04%
Hawaii (State of);
Series 2025, RB(f)	5.50%	07/01/2052	3,505	3,699,109
Series 2025, RB(d)(f)	5.50%	07/01/2054	1,725	1,836,833
				5,535,942
Idaho–0.23%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,700	1,249,420
Illinois–3.08%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,515	1,527,769
Series 2025 A, GO Bonds	6.00%	01/01/2050	320	336,765
Chicago (City of), IL (O’Hare International Airport);
Series 2024 A, RB(d)	5.50%	01/01/2059	1,940	2,008,597
Series 2025 E, RB(d)	5.50%	01/01/2055	1,560	1,620,415
Series 2026 A, RB	5.25%	01/01/2056	2,810	2,936,897
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,100	985,713
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(e)	6.00%	11/01/2026	490	494,705
Series 2017 C, GO Bonds	5.00%	11/01/2029	250	257,546
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,157,151
Series 2020, GO Bonds	5.50%	05/01/2039	985	1,047,543
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	530	562,865
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	1,234	1,156,150
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB(b)(h)	5.00%	06/01/2026	2,395	2,395,000
				16,487,116
Indiana–0.63%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	925	838,118
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	760	681,712
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB(d)	5.75%	08/01/2042	215	215,208
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	1,575	1,637,827
				3,372,865
Iowa–0.67%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	590	408,748
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,165	1,165,272
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(h)	5.00%	12/01/2032	1,575	1,784,886
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	285	249,132
				3,608,038
Kansas–0.36%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	895,195
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	1,007,908
				1,903,103
Kentucky–1.38%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(d)	4.70%	01/01/2052	630	597,160
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	$1,010	$1,010,905
Series 2015 A, RB	5.00%	07/01/2040	895	895,624
Series 2015 A, RB	5.00%	01/01/2045	1,220	1,220,529
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,220,365
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,540	1,642,225
Series 2025 B, RB	5.00%	12/01/2033	780	802,401
				7,389,209
Louisiana–0.88%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	655	598,192
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(d)	5.50%	09/01/2059	2,395	2,440,885
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,535	1,646,911
				4,685,988
Maryland–1.40%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB(c)	4.38%	02/15/2039	1,000	999,961
Series 2017 A, RB(c)	4.50%	02/15/2047	500	476,694
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	890	930,162
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(d)	5.25%	06/30/2055	1,240	1,241,844
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	673,231
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	169,940
Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB(c)(m)	2.30%	08/15/2033	2,430	2,430,000
Washington Suburban Sanitary Commission; Series 2015 B, VRD RB(m)	2.05%	06/01/2027	570	570,000
				7,491,832
Massachusetts–1.23%
Massachusetts (Commonwealth of); Series 2024, RB(f)	5.00%	06/01/2053	4,790	4,947,818
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.50%	12/01/2056	1,555	1,655,314
				6,603,132
Michigan–3.12%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	245	244,718
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	700	629,136
Michigan (State of); Series 2024, RB(f)	5.50%	11/15/2049	4,355	4,688,003
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	260	262,502
Series 2020, Ref. RB	5.00%	06/01/2045	465	445,749
Michigan (State of) Housing Development Authority;
Series 2025, RB(f)	5.10%	10/01/2053	1,780	1,807,717
Series 2025, RB(f)	5.10%	06/01/2056	2,730	2,787,171
Series 2025, RB(f)	5.40%	10/01/2060	2,745	2,843,099
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(d)	4.00%	10/01/2026	1,895	1,896,500
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2026	380	84,740
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, RB(d)	5.75%	12/01/2050	935	1,014,526
				16,703,861
Minnesota–0.12%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	370,315
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	400	293,804
				664,119
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–0.28%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(e)	5.25%	03/01/2055	$770	$790,128
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,060	712,143
				1,502,271
Missouri–2.71%
Kansas City (City of), MO Industrial Development Authority;
Series 2011, Ref. RB(b)(h)	5.50%	06/03/2026	935	935,137
Series 2011, Ref. RB	5.50%	09/01/2028	1,035	1,038,996
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(d)	5.00%	03/01/2046	6,155	6,214,251
Series 2019 B, RB (INS - AGI)(d)(e)	5.00%	03/01/2049	945	950,210
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	443,577
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	329,399
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.70%	11/01/2054	970	970,040
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,160	1,161,500
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,740	1,771,464
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	705	707,991
				14,522,565
Nebraska–1.29%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,700	3,783,642
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	770	805,959
Omaha Public Power District; Series 2025, RB(f)(k)	5.25%	02/01/2053	2,185	2,299,836
				6,889,437
Nevada–1.21%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	4,845	5,002,817
Las Vegas Valley Water District; Series 2025, GO Bonds(f)	5.25%	06/01/2055	1,040	1,102,714
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(c)(d)	12.00%	11/02/2026	665	372,400
				6,477,931
New Hampshire–0.46%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,492	1,516,983
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	935	952,407
				2,469,390
New Jersey–3.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(d)	5.25%	09/15/2029	140	140,180
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	1,230	1,231,374
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,785	2,623,598
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, RB (INS - AGI)(e)(g)	0.00%	12/15/2026	8,435	8,306,513
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,160	1,248,818
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,765	2,744,282
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,575	1,577,069
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,435	1,394,885
				19,266,719
New York–19.20%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(c)(d)(n)	5.25%	12/31/2033	500	505,181
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,008,418
Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,292,155
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(d)	4.00%	07/15/2060	$2,200	$1,914,013
New York (City of), NY;
Series 2012, VRD GO Bonds(m)	2.00%	04/01/2042	3,120	3,120,000
Series 2025, GO Bonds(f)	5.25%	02/01/2053	5,000	5,245,448
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2038	1,275	1,395,395
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2042	2,165	2,331,364
Subseries 2023 E-1, RB(f)	5.25%	04/01/2047	1,415	1,491,199
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,575	1,443,388
Series 2025, RB(f)	5.00%	06/15/2050	5,065	5,198,187
New York (City of), NY Transitional Finance Authority; Series 2023 F-1, RB	4.00%	02/01/2051	2,315	2,123,894
New York (State of) Dormitory Authority; Series 2020 A, Ref. RB	4.00%	03/15/2046	5,000	4,735,579
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2029	1,805	1,956,969
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,425	3,110,813
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI)(e)	5.50%	10/01/2054	310	328,726
New York (State of) Housing Finance Agency (Green Bonds); Series 2023 E-1, RB	4.88%	11/01/2053	2,000	2,010,484
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	3,930	3,543,866
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,110	4,627,206
Series 2019 B, RB (INS - AGI)(e)	4.00%	01/01/2050	2,490	2,283,506
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,355	2,220,266
New York City Housing Development Corp. (Green Bonds);
Series 2018, VRD RB(m)	1.55%	05/01/2050	2,420	2,420,000
Series 2023, RB	4.80%	02/01/2053	1,155	1,158,450
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	265	206,183
Series 2010 A, RB(c)	6.25%	06/01/2041	1,179	1,163,887
New York Counties Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,576,246
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	2,922,113
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(c)	5.00%	11/15/2044	5,230	5,234,249
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	340	340,211
Series 2016, Ref. RB(d)	5.00%	08/01/2031	1,270	1,269,968
Series 2020, Ref. RB(d)	5.25%	08/01/2031	385	401,928
Series 2020, Ref. RB(d)	5.38%	08/01/2036	900	937,458
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2033	1,980	2,023,479
Series 2018, RB(d)	5.00%	01/01/2034	1,225	1,249,991
Series 2018, RB(d)	5.00%	01/01/2036	1,140	1,160,094
Series 2020, RB(d)	4.38%	10/01/2045	1,110	1,063,085
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(d)	5.38%	06/30/2060	1,975	1,984,513
Series 2024, RB(d)	5.50%	06/30/2054	1,425	1,445,145
Series 2024, RB(d)	5.50%	06/30/2060	1,475	1,494,359
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI)(d)(e)	5.50%	06/30/2059	1,485	1,537,324
Series 2025, RB(d)	6.00%	06/30/2059	1,485	1,566,036
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(d)	5.00%	07/01/2046	2,985	2,984,984
Series 2016 A, RB(d)	5.25%	01/01/2050	1,620	1,620,104
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(d)	5.00%	12/01/2038	1,200	1,265,115
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(d)	5.50%	12/31/2060	60	60,962
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,435	1,452,403
Triborough Bridge & Tunnel Authority; Series 2025, RB(f)	5.50%	11/15/2053	2,395	2,585,957
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	$710	$722,928
Series 2025, RB(f)	5.25%	05/15/2062	4,810	4,973,406
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	460	494,629
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,615	2,506,663
				102,707,927
North Carolina–0.14%
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(e)(g)	0.00%	01/01/2053	2,750	746,254
North Dakota–0.32%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,105	972,304
Series 2017 C, RB	5.00%	06/01/2053	855	728,552
				1,700,856
Ohio–4.73%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,965	3,460,670
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,455	5,961,008
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	370	375,621
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(d)	5.50%	01/01/2050	2,580	2,731,193
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,685	1,685,784
Series 2017, Ref. RB	5.00%	02/15/2057	1,875	1,743,245
Series 2017, Ref. RB	5.50%	02/15/2057	780	780,172
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(e)	5.25%	12/01/2049	885	930,041
Franklin (County of), OH; Series 2025, RB(f)	5.25%	11/01/2055	1,875	1,956,981
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,290	1,394,791
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,370	1,369,909
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,108,803)(c)(i)(j)	6.00%	04/01/2038	1,131	14,139
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	865	864,987
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,370	2,063,983
				25,332,524
Oklahoma–2.18%
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation); Series 2026, Ref. RB	5.25%	07/01/2056	1,555	1,655,825
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,585	3,597,661
Oklahoma (State of) Turnpike Authority; Series 2025, RB(f)	5.25%	01/01/2050	1,400	1,497,360
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	3,695	4,002,727
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(d)	5.50%	06/01/2035	310	310,046
Series 2001 C, Ref. RB(d)	5.50%	12/01/2035	580	580,085
				11,643,704
Ontario–0.13%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	681	692,161
Oregon–0.39%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	715	712,680
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(d)	5.50%	07/01/2053	1,305	1,366,659
				2,079,339
Pennsylvania–2.48%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,755	2,561,732
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	$1,075	$1,133,877
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(d)	5.25%	06/30/2053	1,845	1,866,689
Series 2022, RB (INS - AGI)(d)(e)	5.00%	12/31/2057	925	929,872
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2023 A-2, RB	4.00%	05/15/2048	500	450,053
Series 2026 A, Ref. RB	5.25%	12/15/2051	2,025	2,115,991
Pennsylvania (Commonwealth of) Turnpike Commission; Series 2021 A, RB	4.00%	12/01/2050	860	776,297
Philadelphia (City of), PA; Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	375	375,963
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB(b)(h)	5.00%	05/01/2027	520	530,753
Series 2017, RB	5.00%	11/01/2047	540	540,056
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,570	1,625,221
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	385	361,206
				13,267,710
Puerto Rico–5.05%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,575	1,598,900
Series 2002, RB	5.63%	05/15/2043	1,740	1,764,377
Series 2005 A, RB(g)	0.00%	05/15/2050	5,450	1,137,102
Series 2005 B, RB(g)	0.00%	05/15/2055	2,390	295,595
Series 2008 A, RB(g)	0.00%	05/15/2057	19,470	900,088
Series 2008 B, RB(g)	0.00%	05/15/2057	35,570	1,112,825
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,150	1,147,229
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	900	889,675
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	555	528,966
Subseries 2022, RN(g)	0.00%	11/01/2043	101	69,932
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(e)	4.75%	07/01/2033	850	847,883
Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	1,915	1,958,648
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2032	655	662,169
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,355	1,229,227
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,330	1,814,543
Series 2018 A-1, RB(g)	0.00%	07/01/2046	7,840	2,861,727
Series 2018 A-1, RB(g)	0.00%	07/01/2051	10,320	2,771,707
Series 2018 A-1, RB	4.75%	07/01/2053	1,755	1,690,712
Series 2018 A-1, RB	5.00%	07/01/2058	2,010	1,986,270
Series 2019 A-2, RB	4.33%	07/01/2040	990	987,193
Series 2019 A-2, RB	4.78%	07/01/2058	770	741,782
				26,996,550
Rhode Island–0.38%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,035	2,034,520
South Carolina–1.60%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,805	1,934,236
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	460	488,042
South Carolina (State of) Public Service Authority;
Series 2015 E, Ref. RB	5.25%	12/01/2055	3,565	3,564,960
Series 2026 A, RB	5.25%	12/01/2056	935	974,548
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	1,535	1,596,058
				8,557,844
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–0.83%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	$1,930	$1,937,804
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	435	435,767
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	980	1,002,825
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,020	1,045,430
				4,421,826
Tennessee–3.03%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	385	398,772
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,855	1,896,585
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,900	1,770,925
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	2,675	2,924,922
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,895	2,651,577
Memphis (City of), TN Memphis Light Gas & Water Division Electr; Series 2025, RB(f)	5.00%	12/01/2055	1,350	1,395,358
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(d)	5.00%	07/01/2054	345	346,914
Series 2026 B, RB(d)	5.25%	07/01/2056	1,560	1,606,750
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2026	700	703,437
Series 2021 A, RB(b)	5.00%	11/01/2031	2,365	2,509,351
				16,204,591
Texas–18.36%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,305	1,181,378
Austin (City of), TX; Series 2022, RB(d)	5.25%	11/15/2047	1,070	1,110,856
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,035	975,588
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,280	1,146,329
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	445	462,999
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,540	1,474,466
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(d)	5.50%	11/01/2050	1,400	1,485,742
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,880	3,675,485
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,875	2,677,820
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	1,220	1,115,174
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGI)(e)	4.25%	10/01/2053	1,305	1,199,905
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	1,020	964,714
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2048	1,595	1,659,027
Series 2026 C, Ref. RB (INS - AGI)(e)	5.25%	09/01/2051	390	412,070
Series 2026 C, Ref. RB	5.25%	09/01/2051	390	408,811
Series 2026 C, Ref. RB (INS - AGI)(e)	5.50%	09/01/2058	780	831,412
Series 2026 C, Ref. RB	5.50%	09/01/2058	780	824,899
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(d)	5.50%	07/15/2038	1,385	1,480,224
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(d)	4.00%	07/01/2041	555	520,198
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(d)	5.00%	07/15/2028	500	513,394
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,265	1,192,385
Lamar Consolidated Independent School District; Series 2025, GO Bonds (INS - AGI)(e)(f)(k)	5.50%	02/15/2058	3,250	3,445,351
Lower Colorado River Authority; Series 2026, Ref. RB	5.25%	05/15/2056	1,365	1,433,418
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	1,635	1,731,269
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(d)	4.63%	10/01/2031	2,540	2,545,036
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	532,119
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	1,347,443
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	$1,355	$1,365,672
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,165	917,624
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2042	935	936,032
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	209,198
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,304,325
Series 2020, RB	5.25%	10/01/2055	2,140	2,066,854
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2028	18,900	18,059,785
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2031	3,740	3,253,802
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	775	837,881
Series 2025, RB(f)	5.25%	02/01/2046	1,190	1,274,587
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,454,340
Tarrant (County of), TX; Series 2022, GO Bonds	4.00%	07/15/2047	10,500	10,022,440
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,065	2,815,421
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,950	1,950,290
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,781,595)(i)(j)	6.38%	02/15/2048	1,765	1,434,063
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	80,152
Series 2020, Ref. RB	6.75%	11/15/2051	80	75,292
Series 2020, Ref. RB	6.88%	11/15/2055	80	76,301
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2041	2,000	974,805
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	3,140	3,277,205
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(d)	5.50%	12/31/2058	1,000	1,034,711
Texas Transportation Finance Corp.; Series 2025, RB(f)	5.50%	10/01/2055	2,535	2,727,155
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,000
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	3,075	2,752,195
				98,252,642
Utah–1.78%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	413,916
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(e)(f)(k)	5.50%	06/01/2050	1,670	1,816,532
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	416,484
Salt Lake City (City of), UT;
Series 2021 A, RB(d)	5.00%	07/01/2046	795	813,925
Series 2023 A, RB(d)	5.25%	07/01/2048	1,000	1,036,470
Series 2023 A, RB(d)	5.50%	07/01/2053	2,690	2,813,802
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,000	938,674
Utah Housing Corp.; Series 2025, RB (CEP - GNMA)(f)	5.00%	01/01/2054	1,232	1,249,268
				9,499,071
Virginia–0.92%
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	455	455,893
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(d)	5.00%	12/31/2047	1,325	1,341,233
Series 2022, Ref. RB(d)	5.00%	12/31/2057	745	733,954
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(d)	5.00%	12/31/2049	405	402,168
Series 2017, RB(d)	5.00%	12/31/2056	2,010	1,965,356
				4,898,604
Washington–3.54%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(e)	5.50%	12/01/2060	830	888,415
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Kalispel Tribe of Indians; Series 2018 B, RB(c)	5.25%	01/01/2038	$1,000	$1,014,609
Kent (City of), WA; Series 2026, Ref. GO Bonds	5.25%	12/01/2056	505	539,873
Seattle (City of), WA; Series 2023, RB(f)	5.00%	07/01/2052	5,000	5,148,973
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,630	2,520,010
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	800	846,857
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,285	3,293,678
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.50%	09/01/2055	2,120	2,235,475
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(c)(e)	5.25%	07/01/2064	765	775,187
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	415	387,068
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	340	302,904
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,043	1,004,364
				18,957,413
West Virginia–0.44%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (Acquired 04/30/2020; Cost $739,266)(c)(j)	7.50%	06/01/2043	775	818,450
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,635	1,560,483
				2,378,933
Wisconsin–4.54%
Public Finance Authority (Explore Academy Albuquerque); Series 2026, Ref. RB(c)	6.88%	04/01/2051	500	488,983
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(e)(g)	0.00%	12/15/2050	6,130	1,885,373
Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	18,550	3,364,215
Series 2022, RB(c)	5.25%	12/15/2061	1,605	1,578,390
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,640	2,313,166
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,410	1,227,605
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.13%	05/01/2029	1,000	997,036
Wisconsin (State of) Public Finance Authority;
Series 2022, RB(c)	6.00%	06/01/2062	785	769,728
Series 2025, RB(d)	6.50%	12/31/2065	2,230	2,476,799
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)(i)	6.75%	08/01/2031	865	605,500
Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	635	636,101
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes); Series 2025, RB(d)	5.75%	12/31/2065	750	777,870
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	620	619,983
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)(i)	6.38%	01/01/2048	615	276,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,611,512
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,598,635
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	735	735,581
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,300	2,337,855
				24,301,082
Total Municipal Obligations (Cost $791,331,631)				798,491,461
			Shares
Exchange-Traded Funds–0.68%
Invesco Intermediate Municipal ETF(o)			29,700	1,538,015
Invesco Rochester High Yield Municipal ETF(o)			41,426	2,111,955
Total Exchange-Traded Funds (Cost $3,636,812)				3,649,970
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Shares	Value

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(p)	5,520	$9,660
TOTAL INVESTMENTS IN SECURITIES(q)–149.92% (Cost $794,968,443)		802,151,091
FLOATING RATE NOTE OBLIGATIONS–(21.88)%
Notes with interest and fee rates ranging from 2.12% to 3.02% at 05/31/2026 and contractual maturities of collateral ranging from 07/01/2033 to 05/15/2062(r)		(117,050,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(28.42)%		(152,040,579)
OTHER ASSETS LESS LIABILITIES–0.38%		1,986,065
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$535,046,577
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $46,540,345, which represented 8.70% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $2,700,341, which represented less than 1% of the Trust’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at May 31, 2026 was $8,024,189, which represented 1.50% of the Trust’s Net Assets.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $16,736,355. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$1,560,587	$-	$-	$(22,572)	$-	$1,538,015	$13,712
Invesco Rochester High Yield Municipal ETF	2,132,196	-	-	(20,241)	-	2,111,955	27,030
Total	$3,692,783	$-	$-	$(42,813)	$-	$3,649,970	$40,742

(p)	Security valued using significant unobservable inputs (Level 3). See Note 1.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

(q)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	10.24%

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the
Trust’s investments with a value of $164,371,756 are held by TOB Trusts and serve as collateral for the $117,050,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$798,491,461	$—	$798,491,461
Exchange-Traded Funds	3,649,970	—	—	3,649,970
Common Stocks & Other Equity Interests	—	—	9,660	9,660
Total Investments	$3,649,970	$798,491,461	$9,660	$802,151,091
Invesco Quality Municipal Income Trust